Document And Entity Information	Jul. 08, 2024
Document Information Line Items
Entity Registrant Name	EDUCATIONAL DEVELOPMENT CORPORATION
Trading Symbol	EDUC
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000031667
Document Period End Date	Jul. 08, 2024
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-04957
Entity Tax Identification Number	73-0750007
Entity Address, Address Line One	5402 S 122nd E Avenue
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74146
City Area Code	(918)
Local Phone Number	622-4522
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.20 par value
Security Exchange Name	NASDAQ